UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-08962

__Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 6/30

Date of reporting period:_6/30/10

Item 1. Reports to Stockholders.

JUNE 30, 2010

ANNUAL REPORT
AND SHAREHOLDER LETTER

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FIXED INCOME

Franklin Templeton Money Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Franklin Templeton Money Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This annual report for Franklin Templeton Money Fund covers the fiscal year ended June 30, 2010.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the 12-month period under review. As a result, the Fund’s Class A shares’ seven-day effective yield remained at 0.00% from June 30, 2009, to June 30, 2010. For the Fund’s Class B, C and R shares’ performance, please see the Performance Summary on page 6.

Economic and Market Overview

The U.S. economy improved during the 12-month reporting period as corporate profits, manufacturing, consumer spending, consumer confidence and exports showed gains. The nation’s economic activity as measured by gross domestic product registered annualized growth rates of 1.6% and 5.0% in the last two quarters of 2009 and 3.7% and an estimated 2.4% in 2010’s first and second quarters. Remaining challenges to sustained economic recovery included elevated debt concerns, a struggling housing sector and lack of job prospects for the unemployed as federal stimulus measures began to wind down. The unemployment rate, which peaked at 10.0% in October 2009, dipped to 9.5% by period-end.1

1. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

Annual Report | 3

Portfolio Breakdown
6/30/10

% of Total
Investments

Repurchase Agreements	35.6%
Commercial Paper	32.1%
Certificates of Deposit	21.4%
U.S. Government & Agency Securities	10.3%
Municipal Bonds	0.6%

As economic conditions improved, demand for energy products increased and crude oil prices rose from $70 per barrel in June 2009 to a period high of nearly $87 in early April. When European debt concerns threatened the global recovery, oil prices fell and ended the period at $76. June’s inflation rate was an annualized 1.1%.1 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.1 The core personal consumption expenditures price index reported a 12-month increase of 1.4%.2

During the period under review, economic improvement and benign inflation trends prompted Fed policymakers to maintain record-low interest rates and discontinue certain stimulus plans. Noting that it believed the recession had ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25% and began laying the groundwork for its exit strategy. As the Fed’s support and liquidity programs ended, many observers questioned the recovery’s strength and sustainability. Consumer confidence tumbled in June due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and nervousness over upcoming second-quarter earnings reports. Near period-end, investor fears about weak economic data and the potential spillover effects of the European debt crisis caused losses in financial markets.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two-and 10-year Treasury yields decreased from 242 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.11% to 0.61% over the 12-month period, while the 10-year Treasury note yield fell from 3.53% to 2.97%.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We have maintained a dollar-weighted average portfolio maturity of 90 days or less (effective June 30, 2010, the Fund is required to maintain a dollar-weighted average portfolio maturity of no greater than 60 days). We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

2. Source: Bureau of Economic Analysis.

4 | Annual Report

Manager’s Discussion

The 12 months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio’s assets in high-quality money market securities. For example, on June 30, 2010, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor’s or Moody’s Investors Service.3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. These do not indicate ratings of the Fund. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Annual Report | 5

Performance Summary as of 6/30/10

Class A (Symbol: n/a)
Seven-Day Effective Yield[1]	0.00%
Seven-Day Annualized Yield	0.00%
Total Annual Operating Expenses[2]
Without Waiver	0.68%
With Waiver	0.60%
Class B (Symbol: FMBXX)
Seven-Day Effective Yield[1]	0.00%
Seven-Day Annualized Yield	0.00%
Total Annual Operating Expenses[2]
Without Waiver	1.33%
With Waiver	1.25%
Class C (Symbol: FRIXX)
Seven-Day Effective Yield[1]	0.00%
Seven-Day Annualized Yield	0.00%
Total Annual Operating Expenses[2]
Without Waiver	1.33%
With Waiver	1.25%
Class R (Symbol: FMRXX)
Seven-Day Effective Yield[1]	0.00%
Seven-Day Annualized Yield	0.00%
Total Annual Operating Expenses[2]
Without Waiver	1.18%
With Waiver	1.10%

The administrator has contractually agreed to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) for each class of the Fund do not exceed 0.60% (other than certain nonroutine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until 10/31/10. To avoid a negative yield, the investment manager, Fund administrator and Fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, Fund administrator or Fund distributor at any time. There is no guarantee the Fund will be able to avoid a negative yield.

1. The seven-day effective yield assumes compounding of daily dividends, if any.

2. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 6/30/10. The Fund’s average weighted maturity was 22 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please go to franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

6 | Annual Report

Your Fund’s Expenses

Franklin Templeton Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 7

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 1/1/10	Value 6/30/10	Period* 1/1/10– 6/30/10
Actual	$1,000	$1,000.00	$0.94
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95
Class B
Actual	$1,000	$1,000.00	$0.94
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95
Class C
Actual	$1,000	$1,000.00	$0.94
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95
Class R
Actual	$1,000	$1,000.00	$0.94
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95

*Expenses are calculated using the most recent six-month expense ratio, net of voluntary and contractual expense waivers, annualized for each class (A: 0.19%; B: 0.19%; C: 0.19%; and R: 0.19%), which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

8 | Annual Report

Franklin Templeton Money Fund Trust

Financial Highlights

Franklin Templeton Money Fund
		Year Ended June 30,
Class A	2010	2009	2008	2007 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income	0.001 [b]	0.010 [b]	0.036	0.025
Less distributions from net investment income	(0.001)[b]	(0.010)[b]	(0.036)	(0.025)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00

Total return[c]	0.12%[d]	1.00%[d]	3.66%	2.51%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	0.67%	0.68%	0.72%	0.93%
Expenses net of waiver and payments by affiliates[f]	0.18%	0.33%	0.60%	0.60%
Net investment income	0.10%[g]	0.90%[g]	3.35%	4.75%

Supplemental data
Net assets, end of year (000’s)	$9,941	$5,601	$2,222	$345

aFor the period December 15, 2006 (effective date) to June 30, 2007.

bNet investment income and distributions from net investment income include payments by affiliates. The amount of net investment income and distributions from net investment income excluding payments by affiliates is less than (0.001) per share and 0.009 per share for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dTotal return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is less than (0.01)% and 0.93% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

 eRatios are annualized for periods less than one year.

 fThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

gThe net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is less than (0.01)% and 0.83% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

Annual Report | The accompanying notes are an integral part of these financial statements. | 9

Franklin Templeton Money Fund Trust

Financial Highlights (continued)

Franklin Templeton Money Fund
		Year Ended June 30,
Class B	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income (loss)	(—)[a,b]	0.004 [a]	0.030	0.041	0.030
Less distributions from net investment income	—	(0.004)	(0.030)	(0.041)	(0.030)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[c]	(—)%[e]	0.42%[e]	3.00%	4.15%	3.03%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.32%	1.33%	1.36%	1.57%	1.51%
Expenses net of waiver and payments by affiliates[f]	0.35%	0.92%	1.24%	1.24%	1.24%
Net investment income	(—)%[d,g]	0.31%[g]	2.71%	4.11%	3.01%

Supplemental data

Net assets, end of year (000’s)                                                                                                  $48,529                               $104,400                             $74,450                    $40,650                      $48,118

aNet investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and 0.003 per share for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

bAmount rounds to less than ($0.001) per share.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dRounds to less than (0.01)%.

eTotal return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.13)% and 0.35% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

 fThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

 gThe net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.13)% and 0.24% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

10 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Financial Highlights (continued)

Franklin Templeton Money Fund
		Year Ended June 30,
Class C	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income (loss)	(—)[a,b]	0.004 [a]	0.030	0.041	0.030
Less distributions from net investment income	—	(0.004)	(0.030)	(0.041)	(0.030)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[c]	(—)%[e]	0.44%[e]	3.05%	4.16%	3.07%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.29%	1.29%	1.31%	1.56%	1.46%
Expenses net of waiver and payments by affiliates[f]	0.34%	0.89%	1.19%	1.23%	1.19%
Net investment income	(—)%[d,g]	0.34%[g]	2.76%	4.12%	3.06%

Supplemental data
Net assets, end of year (000’s)	$227,702	$342,785	$214,552	$74,820	$90,613

aNet investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and 0.003 per share for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

bAmount rounds to less than ($0.001) per share.

 cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dRounds to less than (0.01)%.

eTotal return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.12)% and 0.37% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

fThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

 gThe net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.12)% and 0.27% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

Annual Report | The accompanying notes are an integral part of these financial statements. | 11

Franklin Templeton Money Fund Trust

Financial Highlights (continued)

Franklin Templeton Money Fund
		Year Ended June 30,
Class R	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income (loss)	(—)[a,b]	0.005 [a]	0.031	0.042	0.031
Less distributions from net investment income	—	(0.005)	(0.031)	(0.042)	(0.031)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[c]	(—)%[e]	0.50%[e]	3.15%	4.29%	3.17%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.17%	1.18%	1.22%	1.43%	1.37%
Expenses net of waiver and payments by affiliates[f]	0.29%	0.83%	1.10%	1.10%	1.11%
Net investment income (loss)	(—)%[d,g]	0.40%[g]	2.85%	4.25%	3.15%

Supplemental data
Net assets, end of year (000’s)	$8,137	$6,531	$3,809	$3,015	$2,480

aNet investment income includes payments by affiliates. The amount of net investment income excluding payments by affiliates is (0.001) per share and 0.004 per share for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

bAmount rounds to less than ($0.001) per share.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dRounds to less than (0.01)%.

 eTotal return includes the effect of payments by affiliates. Total return excluding the effect of payments by affiliates is (0.07)% and 0.43% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

 fThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

gThe net investment income ratio includes the effect of payments by affiliates. The ratio excluding the effect of payments by affiliates is (0.07)% and 0.33% for the years ended June 30, 2010 and 2009, respectively. See Note 3(e).

12 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Statement of Investments, June 30, 2010

Franklin Templeton Money Fund	Shares	Value
Mutual Funds (Cost $294,874,459) 100.2%
[a] The Money Market Portfolio, 0.06%	294,874,459	$294,874,459
Other Assets, less Liabilities (0.2)%		(565,641)
Net Assets 100.0%		$294,308,818

[a]The rate shown is the annualized seven-day yield at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton Money Fund Trust

Financial Statements

Statement of Assets and Liabilities
June 30, 2010

Franklin
Templeton
Money Fund
Assets:
Investment in Portfolio, at value and cost	$294,874,459
Cash	42,925
Receivables from capital shares sold	1,164,050
Total assets	296,081,434
Liabilities:
Payables:
Capital shares redeemed	1,629,329
Affiliates	57,375
Accrued expenses and other liabilities	85,912
Total liabilities	1,772,616
Net assets, at value	$294,308,818
Net assets consist of paid-in capital	$294,308,818
Class A:
Net assets, at value	$9,941,170
Shares outstanding	9,941,504
Net asset value per share[a]	$1.00
Class B:
Net assets, at value	$48,528,850
Shares outstanding	48,529,643
Net asset value per share[a]	$1.00
Class C:
Net assets, at value	$227,702,152
Shares outstanding	227,706,488
Net asset value per share[a]	$1.00
Class R:
Net assets, at value	$8,136,646
Shares outstanding	8,136,778
Net asset value per share[a]	$1.00

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Financial Statements (continued)

Statement of Operations
for the year ended June 30, 2010

Franklin
Templeton
Money Fund
Investment income:
Dividends from Portfolio	$222,745
Expenses:
Administrative fees (Note 3a)	1,189,201
Distribution fees: (Note 3b)
Class B	454,622
Class C	1,547,328
Class R	41,745
Transfer agent fees (Note 3d)	296,678
Reports to shareholders	54,258
Registration and filing fees	122,277
Professional fees	46,042
Trustees’ fees and expenses	14,337
Other	20,193
Total expenses	3,786,681
Expenses waived/paid by affiliates (Note 3e)	(3,167,546)
Net expenses	619,135
Net investment income (loss)	(396,390)
Payments by affiliates (Note 3e)	399,626
Net increase (decrease) in net assets resulting from operations	$3,236

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Money Fund Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton
	Money Fund
	Year Ended June 30,
	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(396,390)	$1,353,113
Payments by affiliates (Note 3e)	399,626	368,979
Net increase (decrease) in net assets resulting from operations	3,236	1,722,092
Distributions to shareholders from net investment income and payments by affiliates:
Class A	(8,043)	(31,976)
Class B	—	(377,165)
Class C	—	(1,289,727)
Class R	—	(23,224)
Total distributions to shareholders	(8,043)	(1,722,092)
Capital share transactions: (Note 2)
Class A	4,340,152	3,379,661
Class B	(55,870,605)	29,949,867
Class C	(115,078,935)	128,232,425
Class R	1,605,379	2,722,482
Total capital share transactions	(165,004,009)	164,284,435
Net increase (decrease) in net assets	(165,008,816)	164,284,435
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	459,317,634	295,033,199
End of year	$294,308,818	$459,317,634

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements

Franklin Templeton Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At June 30, 2010, the Fund owned 3.30% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Annual Report | 17

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2010	2009
Class A Shares:
Shares sold	$9,626,951	$5,195,572
Shares issued in reinvestment of distributions	6,184	29,180
Shares redeemed	(5,292,983)	(1,845,091)
Net increase (decrease)	$4,340,152	$3,379,661
Class B Shares:
Shares sold	$22,681,998	$150,890,670
Shares issued in reinvestment of distributions	—	350,912
Shares redeemed	(78,552,603)	(121,291,715)
Net increase (decrease)	$(55,870,605)	$29,949,867

18 | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Year Ended June 30,
	2010	2009
Class C Shares:
Shares sold	$236,768,578	$688,043,388
Shares issued in reinvestment of distributions	—	1,212,115
Shares redeemed	(351,847,513)	(561,023,078)
Net increase (decrease)	$(115,078,935)	$128,232,425
Class R Shares:
Shares sold	$14,148,134	$13,289,734
Shares issued in reinvestment of distributions	—	23,019
Shares redeemed	(12,542,755)	(10,590,271)
Net increase (decrease)	$1,605,379	$2,722,482

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to Advisers based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

b. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

Annual Report | 19

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class B	0.65%
Class C	0.65%
Class R	0.50%

c. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Contingent deferred sales charges retained

$175,799

d. Transfer Agent Fees

For the year ended June 30, 2010, the Fund paid transfer agent fees of $296,678, of which $287,797 was retained by Investor Services.

e. Waiver and Expense Reimbursements

Advisers and Distributors have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2010. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. In addition, in efforts to prevent a negative yield, Advisers and Distributors have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund such that no class returns a negative yield to its shareholders. This resulted in an additional waiver of $2,918,487 for the year ended June 30, 2010. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Distributors at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield. Additional cash contributions made by Advisers in the amount of $399,626 for the year ended June 30, 2010, or 0.12% on an annualized basis, were allocated to each class based upon the relative value of the settled shares of each class and are not subject to recapture by Advisers.

20 | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2010 and 2009, was as follows:

	2010	2009
Distributions paid from ordinary income	$8,043	$1,722,092

At June 30, 2010, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 21

Franklin Templeton Money Fund Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the “Fund”) at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Portfolio’s transfer agent at June 30, 2010, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2010

22 | Annual Report

Franklin Templeton Money Fund Trust

Tax Designation (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $2,360 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2010.

Annual Report | 23

Franklin Templeton Money Fund Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Harris J. Ashton (1932)	Trustee	Since 1995	130	Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	107	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and allied
				products), RTI International Metals,
				Inc. (manufacture and distribution
				of titanium), Canadian National
				Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since December	130	Boeing Capital Corporation (aircraft
One Franklin Parkway		2009		financing).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

24 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Frank A. Olson (1932)	Trustee	Since 2005	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) and The Southern
San Mateo, CA 94403-1906				Company (energy company).

Principal Occupation During Past 5 Years:

Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	107	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
2008

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
**Charles B. Johnson (1933)	Trustee and	Since 1995	130	None
One Franklin Parkway	Chairman of
San Mateo, CA 94403-1906	the Board

Principal Occupation During Past 5 Years:

Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 25

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
**Gregory E. Johnson (1961)	Trustee	Since 2007	87	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952)	Chief	Chief Compliance	Not Applicable	Not Applicable
One Franklin Parkway	Compliance	Officer since 2004
San Mateo, CA 94403-1906	Officer and	and Vice
	Vice President	President – AML
	– AML	Compliance since
	Compliance	2006

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

26 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
David P. Goss (1947)	Vice President	Since 2000	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice President	Since August	Not Applicable	Not Applicable
One Franklin Parkway		2009
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962)	President and	Since April 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Vice President	Since August	Not Applicable	Not Applicable
500 East Broward Blvd.		2009
Suite 2100
Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Annual Report | 27

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change. Note 3: Prior to June 30, 2010, Robert F. Carlson and Frank W.T. LaHaye each ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

28 | Annual Report

The Money Market Portfolios
Financial Highlights

The Money Market Portfolio
		Year Ended June 30,
	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.001	0.011	0.040	0.052	0.041
Net realized and unrealized gains (losses)	—[a]	(—)[a]	—	(—)[a]	—
Total from investment operations	0.001	0.011	0.040	0.052	0.041
Less distributions from net investment income	(0.001)	(0.011)	(0.040)	(0.052)	(0.041)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	1.14%	4.10%	5.28%	4.15%

Ratios to average net assets
Expenses[b]	0.15%	0.15%	0.16%	0.15%	0.16%
Net investment income	0.06%	1.12%	4.02%	5.17%	4.09%

Supplemental data

Net assets, end of year (000’s)

$8,924,640

$8,520,392

$7,028,194

$6,580,101

$4,993,739

aAmount rounds to less than $0.001 per share.
bBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

The Money Market Portfolios

Statement of Investments, June 30, 2010

The Money Market Portfolio	Principal Amount[a]	Value
Certificates of Deposit 21.6%
Bank of Montreal, Chicago Branch, 0.28%, 7/09/10	$150,000,000	$150,000,000
Bank of Montreal, Chicago Branch, 0.30%, 8/09/10	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.45%, 8/25/10	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.26%, 8/27/10	150,000,000	150,000,000
National Australia Bank, New York Branch, 0.31%, 8/16/10	175,000,000	175,000,000
National Australia Bank, New York Branch, 0.47%, 8/24/10	150,000,000	150,000,000
Rabobank Nederland, New York Branch, 0.23%, 7/06/10	100,000,000	100,000,000
Royal Bank of Canada, New York Branch, 0.10%, 8/06/10	300,000,000	300,003,000
Toronto-Dominion Bank, New York Branch, 0.25%, 7/07/10	150,000,000	150,000,000
Toronto-Dominion Bank, New York Branch, 0.30%, 8/03/10	150,000,000	150,000,000
Westpac Banking Corp., New York Branch, 0.27%, 7/23/10	175,000,000	175,000,000
Westpac Banking Corp., New York Branch, 0.43%, 10/05/10	125,000,000	125,000,000
Total Certificates of Deposit (Cost $1,925,003,000)		1,925,003,000
[b]Commercial Paper 32.3%
Australia and New Zealand Banking Group Ltd., 7/06/10 (Australia)	100,000,000	99,997,153
Australia and New Zealand Banking Group Ltd., 7/29/10 (Australia)	150,000,000	149,972,583
BP Capital Markets PLC, 7/06/10 (United Kingdom)	100,000,000	99,996,528
Chevron Funding Corp., 8/02/10	30,000,000	29,995,733
ChevronTexaco Funding Corp., 7/02/10 - 7/21/10	223,000,000	222,988,051
Colgate-Palmolive Co., 7/07/10 - 7/14/10	170,500,000	170,495,525
Commonwealth Bank of Australia, 8/26/10 (Australia)	225,000,000	224,854,750
Commonwealth Bank of Australia, 9/10/10 (Australia)	50,000,000	49,954,146
Government of Canada, 8/24/10 (Canada)	150,000,000	149,943,750
Government of Canada, 8/30/10 (Canada)	150,000,000	149,936,250
Johnson & Johnson, 8/05/10	100,000,000	99,985,417
Nestle Capital Corp., 8/17/10 (Switzerland)	100,000,000	99,968,667
Nestle Capital Corp., 8/31/10 (Switzerland)	77,510,000	77,487,673
Pepsico Inc., 7/28/10	100,000,000	99,991,000
Pepsico Inc., 7/19/10 - 7/29/10	200,000,000	199,984,347
Procter & Gamble International Funding, 7/08/10	125,000,000	124,995,625
Procter & Gamble International Funding, 7/02/10 - 7/15/10	175,000,000	174,995,344
Province of British Columbia, 7/26/10 (Canada)	50,665,000	50,657,611
Province of Ontario, 8/10/10 (Canada)	150,000,000	149,965,000
Province of Ontario, 8/09/10 - 9/22/10 (Canada)	154,745,000	154,658,876
Wal-Mart Stores Inc., 7/02/10	169,496,000	169,495,247
Wal-Mart Stores Inc., 7/08/10 - 7/12/10	133,796,000	133,790,114
Total Commercial Paper (Cost $2,884,109,390)		2,884,109,390
U.S. Government and Agency Securities 10.3%
[b] FHLB, 7/01/10	54,890,000	54,890,000
[b] FHLMC, 7/01/10	20,150,000	20,150,000
[b] FHLMC, 9/07/10	59,965,000	59,935,551
[b] International Bank for Reconstruction & Development, 7/06/10 - 7/12/10 (Supranationalc)	88,400,000	88,398,274
[b] U.S. Treasury Bill, 7/01/10	100,000,000	100,000,000
[b] U.S. Treasury Bill, 7/15/10	349,000,000	348,991,174
[b] U.S. Treasury Bill, 7/22/10	100,000,000	99,996,223
[b] U.S. Treasury Bill, 7/29/10 - 3/10/11	150,000,000	149,828,111
Total U.S. Government and Agency Securities (Cost $922,189,333)		922,189,333

30 | Annual Report

The Money Market Portfolios

Statement of Investments, June 30, 2010 (continued)

The Money Market Portfolio	Principal Amount[a]	Value
Municipal Bonds 0.6%
[d] California State Economic Recovery GO, Series C-2, Daily VRDN and Put, 0.16%, 7/01/23	$27,400,000	$27,400,000
[d] California State GO, Series A-1, Daily VRDN and Put, 0.18%, 5/01/33	25,550,000	25,550,000
Total Municipal Bonds (Cost $52,950,000)		52,950,000
Total Investments before Repurchase Agreements (Cost $5,784,251,723)		5,784,251,723
[e]Repurchase Agreements 35.8%
Banc of America Securities LLC, 0.020%, 7/01/10 (Maturity Value $750,000,417)
Collateralized by U.S. Government Agency Securities, 1.85% - 2.75%, 12/21/12 - 7/26/13;
U.S. Treasury Bonds, 7.125%, 2/15/23; and U.S. Treasury Notes, 1.00% - 3.00%,
10/31/11 - 8/31/16	750,000,000	750,000,000
Barclays Capital Inc., 0.010%, 7/01/10 (Maturity Value $875,000,243)
Collateralized by U.S. Treasury Notes, 1.00%, 12/31/11	875,000,000	875,000,000
Deutsche Bank Securities Inc., 0.010%, 7/01/10 (Maturity Value $365,945,102)
Collateralized by U.S. Treasury Notes, 3.00% - 3.375%, 1/15/12 - 7/15/12	365,945,000	365,945,000
Goldman, Sachs & Co., 0.020%, 7/01/10 (Maturity Value $400,000,222)
Collateralized by U.S. Government Agency Securities, 1.25% - 4.50%,
12/28/12 - 1/15/14	400,000,000	400,000,000
HSBC Securities (USA) Inc., 0.010%, 7/01/10 (Maturity Value $375,000,104)
Collateralized by U.S. Government Agency Securities, 0.50% - 6.625%,
7/12/10 - 11/17/17	375,000,000	375,000,000
Morgan Stanley & Co. Inc., 0.005%, 7/01/10 (Maturity Value $350,000,049)
Collateralized by U.S. Treasury Notes, 2.125%, 5/31/15	350,000,000	350,000,000
UBS Securities LLC., 0.020%, 7/01/10 (Maturity Value $75,000,042)
Collateralized by U.S. Government Agency Securities, 6.25%, 2/01/11	75,000,000	75,000,000
Total Repurchase Agreements (Cost $3,190,945,000)		3,190,945,000
Total Investments (Cost $8,975,196,723) 100.6%		8,975,196,723
Other Assets, less Liabilities (0.6)%		(50,556,696)
Net Assets 100.0%		$8,924,640,027

See Abbreviations on page 39.

aThe principal amount is stated in U.S. dollars unless otherwise indicated. bThe security is traded on a discount basis with no stated coupon rate. cA supranational organization is an entity formed by two or more central governments through international treaties. dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. eSee Note 1(b) regarding repurchase agreements.

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities
June 30, 2010

The
Money Market
Portfolio
Assets:
Investments in securities, at amortized cost	$5,784,251,723
Repurchase agreements, at value and cost	3,190,945,000
Total investments	$8,975,196,723
Cash	800
Interest receivable	538,610
Total assets	8,975,736,133
Liabilities:
Payables:
Investment securities purchased	49,994,167
Affiliates	1,021,462
Distributions to shareholders	1,633
Accrued expenses and other liabilities	78,844
Total liabilities	51,096,106
Net assets, at value	$8,924,640,027
Net assets consist of:
Paid-in capital	$8,927,552,458
Accumulated net realized gain (loss)	(2,912,431)
Net assets, at value	$8,924,640,027
Shares outstanding	8,927,552,458
Net asset value per share	$1.00

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

The Money Market Portfolios

Financial Statements (continued)

Statement of Operations
for the year ended June 30, 2010

The
Money Market
Portfolio
Investment income:
Interest	$18,539,401
Expenses:
Management fees (Note 3a)	12,841,448
Custodian fees (Note 4)	111,932
Reports to shareholders	8,691
Professional fees	133,422
Other	101,125
Total expenses	13,196,618
Expense reductions (Note 4)	(886)
Net expenses	13,195,732
Net investment income	5,343,669
Net realized gain (loss) from investments	319,586
Net increase (decrease) in net assets resulting from operations	$5,663,255

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

The Money Market Portfolios

Financial Statements (continued)

Statements of Changes in Net Assets

	The Money Market Portfolio
	Year Ended June 30,
	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$5,343,669	$96,400,635
Net realized gain (loss) from investments	319,586	(3,212,548)
Net increase (decrease) in net assets resulting from operations	5,663,255	93,188,087
Distributions to shareholders from net investment income	(5,343,669)	(96,400,635)
Capital share transactions (Note 2)	403,928,064	1,495,410,735
Net increase (decrease) in net assets	404,247,650	1,492,198,187
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	8,520,392,377	7,028,194,190
End of year	$8,924,640,027	$8,520,392,377

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

The Money Market Portfolios

Notes to Financial Statements

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

b. Repurchase Agreements

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2010.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Portfolio files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Portfolio has determined that no provision for income tax is required in the Portfolio’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a Portfolio’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined

Annual Report | 35

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2010	2009
Shares sold	$18,854,101,743	$14,699,668,141
Shares issued in reinvestment of distributions	5,334,659	96,416,354
Shares redeemed	(18,455,508,338)	(13,300,673,760)
Net increase (decrease)	$403,928,064	$1,495,410,735

36 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Other Affiliated Transactions

At June 30, 2010, the shares of the Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	6,754,568,222	75.66%
Franklin Money Fund	1,878,109,777	21.04%
Franklin Templeton Money Fund Trust –
Franklin Templeton Money Fund	294,874,459	3.30%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2010, the Portfolio had tax basis capital losses of $2,912,431 expiring in 2017. During the year ended June 30, 2010, the Portfolio utilized $319,586 of capital loss carryforwards.

Annual Report | 37

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended June 30, 2010 and 2009, was as follows:

	2010	2009
Distributions paid from ordinary income	$5,343,669	$96,400,635

At June 30, 2010, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$8,975,196,723
Undistributed ordinary income	$1,633

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Portfolio’s investments in securities carried at fair value were in Level 2 inputs.

38 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

7. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
GO	- General Obligation

Annual Report | 39

The Money Market Portfolios

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the “Fund”) at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2010

40 | Annual Report

The Money Market Portfolios

Tax Designation (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $4,542,394 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2010.

Annual Report | 41

The Money Market Portfolios

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Harris J. Ashton (1932)	Trustee	Since 1992	130	Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	107	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and allied
				products), RTI International Metals,
				Inc. (manufacture and distribution
				of titanium), Canadian National
				Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since December	130	Boeing Capital Corporation (aircraft
One Franklin Parkway		2009		financing).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

42 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Frank A. Olson (1932)	Trustee	Since 2007	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) and The Southern
San Mateo, CA 94403-1906				Company (energy company).

Principal Occupation During Past 5 Years:

Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	107	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
2008

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

				Number of Portfolios in
Name, Year of Birth		Length of		Fund Complex Overseen
and Address	Position	Time Served		by Board Member*	Other Directorships Held
**Charles B. Johnson (1933)	Trustee and	Trustee since		130	None
One Franklin Parkway	Chairman of	1992	and
San Mateo, CA 94403-1906	the Board	Chairman of the
		Board since 1993

Principal Occupation During Past 5 Years:

Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 43

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
**Gregory E. Johnson (1961)	Trustee	Since 2007	87	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952)	Chief	Chief Compliance	Not Applicable	Not Applicable
One Franklin Parkway	Compliance	Officer since
San Mateo, CA 94403-1906	Officer and	2004 and Vice
	Vice President	President – AML
	– AML	Compliance since
	Compliance	2006

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

44 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
David P. Goss (1947)	Vice President	Since 2000	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice President	Since August	Not Applicable	Not Applicable
One Franklin Parkway		2009
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962)	President and	Since April 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Vice President	Since August	Not Applicable	Not Applicable
500 East Broward Blvd.		2009
Suite 2100
Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Annual Report | 45

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change. Note 3: Prior to June 30, 2010, Robert F. Carlson and Frank W.T. LaHaye each ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

46 | Annual Report

Franklin Templeton Money Fund Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Money Fund Trust (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds. The Board also noted management’s efforts to minimize any negative impact on the nature and quality of services provided the Fund arising from Franklin Templeton Investments’ implementation of a hiring freeze and employee reductions in response to market conditions during the latter part of 2008 and early 2009.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund’s performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2009, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market funds as selected by Lipper. The Lipper report showed the Fund’s total return for 2009 to be in the lowest quintile of its performance universe and in the previous three-, five- and 10-year periods on an annualized basis to be in either the lowest or second-lowest quintile of its performance universe. In discussing such

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower quality and longer term securities subject to more risk. In view of the Fund’s limited availability to investors and the structure of its share ownership and operations, the Board placed lesser emphasis on its investment performance, but believed it acceptable in light of such factors.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparison showed the Fund’s contractual investment management fee rate to be in the most expensive quintile of such expense group, but its actual total expense ratio to be below the median of such group. The Board believed such comparative expenses to be acceptable, noting that the Fund’s expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2009, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been

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Franklin Templeton Money Fund Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, and taking into account the fact that the Fund’s expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.33% on the next $150 million of net assets; and 0.28% on net assets in excess of $250 million. The Fund had net assets of approximately $316 million on December 31, 2009. While the Board believed it problematic that the Manager and its affiliates realized any economies of scale in furnishing advisory and administrative services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton fund complex as well as the services provided, the Board believed to the extent economies of scale did exist, that the fee schedules provided some sharing of benefits with the Fund and its shareholders. The Board also noted the fact that management was subsidizing the Fund’s expenses through fee waivers.

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Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

FRANKLIN TEMPLETON MONEY FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

  2010 Franklin Templeton Investments. All rights reserved.
  A 08/10

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $22,198 for the fiscal year ended June 30, 2010 and $26,916 for the fiscal year ended June 30, 2009.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $762 for the fiscal year ended June 30, 2010 and $6,000 for the fiscal year ended June 30, 2009. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $762 for the fiscal year ended June 30, 2010 and $6,000 for the fiscal year ended June 30, 2009.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 26, 2010